                                     NWNL'S
                          SELECT*LIFE VARIABLE ACCOUNT

                                 ANNUAL REPORT
                               FOR THE YEAR ENDED
                               DECEMBER 31, 1995

                                     [LOGO]

This report provides information to Northwestern National Life Insurance Company's Select*Life Policy Owners. If it is used for any other purpose, it must be accompanied or preceded by a current NWNL Select*Life Variable Account Prospectus which discloses any charges and other important information about the Account, together with the current Prospectuses for Northstar, Fidelity's Variable Insurance Products Fund (VIPF), Variable Insurance Products Fund II (VIPF II) and the Putnam Capital Manager Trust (PCM).

                          INDEPENDENT AUDITOR'S REPORT

Board of Directors
Northwestern National Life Insurance
Company and Policyowners of
Select*Life Variable Account:

  We have audited the accompanying statement of assets and liabilities of Select*Life Variable Account as of December 31, 1995 and the related combined statements of operations and changes in Policyowners' equity for each of the three years in the period ended December 31, 1995. These financial statements are the responsibility of the management of Northwestern National Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

  We have conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of the securities owned as of December 31, 1995, by correspondence with the Account custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Select*Life Variable Account as of December 31, 1995, and the results of its operations and changes in Policyowners' equity for each of the three years in the period ended December 31, 1995, in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Minneapolis, Minnesota
February 2, 1996

                          SELECT*LIFE VARIABLE ACCOUNT
                      STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 1995
                   (In Thousands, Except Share and Unit Data)

                                                                 FIDELITY'S      FIDELITY'S
                                    SELECT          SELECT          VIPF            VIPF
                                CAPITAL GROWTH     MANAGED      MONEY MARKET    HIGH INCOME
ASSETS:                           FUND, INC.      FUND, INC.     PORTFOLIO       PORTFOLIO
------------------------------  ---------------  ------------  --------------  --------------
Investments in mutual funds at
  market value:
NORTHWESTERN'S:
  Select Capital Growth Fund,
   Inc.
   0 shares (cost $-)                       $-
  Select Managed Fund, Inc.
   0 shares (cost $-)                                      $-
FIDELITY'S VIPF AND VIPF II:
  Money Market Portfolio
   5,706,539 shares (cost
   $5,707)                                                            $5,707
  High Income Portfolio
   878,558 shares (cost
   $9,623)                                                                           $10,587
  Equity-Income Portfolio
   2,198,284 shares (cost
   $31,597)
  Growth Portfolio
   1,896,779 shares (cost
   $40,243)
  Overseas Portfolio
   988,644 shares (cost
   $15,239)
  Asset Manager Portfolio
   1,460,592 shares (cost
   $20,850)
  Investment Grade Bond
   Portfolio
   222,308 shares (cost
   $2,561)
  Index 500 Portfolio
   33,823 shares (cost $2,167)
  Contrafund Portfolio
   141,923 shares (cost
   $1,927)
PUTNAM'S PCM:
  Diversified Income Fund
   73,078 shares (cost $744)
  Growth and Income Fund
   179,987 shares (cost
   $3,335)
  Utilities Growth and Income
   Fund
   76,470 shares (cost $861)
  Voyager Fund
   367,618 shares (cost
   $9,195)
  Asia Pacific Growth Fund
   29,431 shares (cost $293)
  New Opportunities Fund
   94,932 shares (cost $1,364)
NORTHSTAR'S:
  Income and Growth Fund
   9,357 shares (cost $106)
  Multi-Sector Bond Fund
   22,244 shares (cost $114)
                                ---------------  ------------  --------------  --------------
  Total Assets                              $-             $-         $5,707         $10,587
                                ---------------  ------------  --------------  --------------
                                ---------------  ------------  --------------  --------------
LIABILITIES AND POLICYOWNERS'
  EQUITY:
------------------------------
Due to (from) Northwestern
  National Life Insurance
  Company for accrued
  mortality and expense risk:               $-             $-             $3              $9
Policyowners' Equity:                        -              -          5,704          10,578
                                ---------------  ------------  --------------  --------------
  Total Liabilities and
   Policyowners' Equity                     $-             $-         $5,707         $10,587
                                ---------------  ------------  --------------  --------------
                                ---------------  ------------  --------------  --------------
  Units Outstanding:                         -              -    454,516.667     577,083.123
Net Asset Value per Unit:
  Select*Life I                             $-             $-     $15.196421      $22.685998
  Select*Life Series 2000                   $-             $-     $11.033285      $11.775682

    The accompanying notes are an integral part of the financial statements.

                                                                                                    FIDELITY'S VIPF
                                  FIDELITY'S      FIDELITY'S      FIDELITY'S     FIDELITY'S VIPF          II
                                     VIPF            VIPF            VIPF              II             INVESTMENT
                                EQUITY-INCOME       GROWTH         OVERSEAS       ASSET MANAGER       GRADE BOND
                                  PORTFOLIO       PORTFOLIO       PORTFOLIO         PORTFOLIO          PORTFOLIO
                                --------------  --------------  --------------  -----------------  -----------------
Investments in mutual funds at
  market value:
NORTHWESTERN'S:
  Select Capital Growth Fund,
   Inc.
   0 shares (cost $-)
  Select Managed Fund, Inc.
   0 shares (cost $-)
FIDELITY'S VIPF AND VIPF II:
  Money Market Portfolio
   5,706,539 shares (cost
   $5,707)
  High Income Portfolio
   878,558 shares (cost
   $9,623)
  Equity-Income Portfolio
   2,198,284 shares (cost
   $31,597)                           $42,361
  Growth Portfolio
   1,896,779 shares (cost
   $40,243)                                           $55,386
  Overseas Portfolio
   988,644 shares (cost
   $15,239)                                                           $16,856
  Asset Manager Portfolio
   1,460,592 shares (cost
   $20,850)                                                                             $23,063
  Investment Grade Bond
   Portfolio
   222,308 shares (cost
   $2,561)                                                                                                  $2,774
  Index 500 Portfolio
   33,823 shares (cost $2,167)
  Contrafund Portfolio
   141,923 shares (cost
   $1,927)
PUTNAM'S PCM:
  Diversified Income Fund
   73,078 shares (cost $744)
  Growth and Income Fund
   179,987 shares (cost
   $3,335)
  Utilities Growth and Income
   Fund
   76,470 shares (cost $861)
  Voyager Fund
   367,618 shares (cost
   $9,195)
  Asia Pacific Growth Fund
   29,431 shares (cost $293)
  New Opportunities Fund
   94,932 shares (cost $1,364)
NORTHSTAR'S:
  Income and Growth Fund
   9,357 shares (cost $106)
  Multi-Sector Bond Fund
   22,244 shares (cost $114)
                                --------------  --------------  --------------  -----------------  -----------------
  Total Assets                        $42,361         $55,386         $16,856           $23,063             $2,774
                                --------------  --------------  --------------  -----------------  -----------------
                                --------------  --------------  --------------  -----------------  -----------------
LIABILITIES AND POLICYOWNERS'
  EQUITY:
------------------------------
Due to (from) Northwestern
  National Life Insurance
  Company for accrued
  mortality and expense risk:             $26             $32              $8               $13                 $1
Policyowners' Equity:                  42,335          55,354          16,848            23,050              2,773
                                --------------  --------------  --------------  -----------------  -----------------
  Total Liabilities and
   Policyowners' Equity               $42,361         $55,386         $16,856           $23,063             $2,774
                                --------------  --------------  --------------  -----------------  -----------------
                                --------------  --------------  --------------  -----------------  -----------------
  Units Outstanding:            2,023,713.030   2,622,289.757   1,229,928.330     1,704,151.254        214,771.624
Net Asset Value per Unit:
  Select*Life I                    $24.335487      $25.923659      $16.146219        $15.635834         $14.301995
  Select*Life Series 2000          $14.398497      $13.528025      $11.056847        $10.905448         $11.271917


                                 FIDELITY'S VIPF    FIDELITY'S VIPF
                                       II                 II
                                    INDEX 500         CONTRAFUND
                                    PORTFOLIO          PORTFOLIO
                                -----------------  -----------------
Investments in mutual funds at
  market value:
NORTHWESTERN'S:
  Select Capital Growth Fund,
   Inc.
   0 shares (cost $-)
  Select Managed Fund, Inc.
   0 shares (cost $-)
FIDELITY'S VIPF AND VIPF II:
  Money Market Portfolio
   5,706,539 shares (cost
   $5,707)
  High Income Portfolio
   878,558 shares (cost
   $9,623)
  Equity-Income Portfolio
   2,198,284 shares (cost
   $31,597)
  Growth Portfolio
   1,896,779 shares (cost
   $40,243)
  Overseas Portfolio
   988,644 shares (cost
   $15,239)
  Asset Manager Portfolio
   1,460,592 shares (cost
   $20,850)
  Investment Grade Bond
   Portfolio
   222,308 shares (cost
   $2,561)
  Index 500 Portfolio
   33,823 shares (cost $2,167)           $2,561
  Contrafund Portfolio
   141,923 shares (cost
   $1,927)                                                  $1,956
PUTNAM'S PCM:
  Diversified Income Fund
   73,078 shares (cost $744)
  Growth and Income Fund
   179,987 shares (cost
   $3,335)
  Utilities Growth and Income
   Fund
   76,470 shares (cost $861)
  Voyager Fund
   367,618 shares (cost
   $9,195)
  Asia Pacific Growth Fund
   29,431 shares (cost $293)
  New Opportunities Fund
   94,932 shares (cost $1,364)
NORTHSTAR'S:
  Income and Growth Fund
   9,357 shares (cost $106)
  Multi-Sector Bond Fund
   22,244 shares (cost $114)
                                -----------------  -----------------
  Total Assets                           $2,561             $1,956
                                -----------------  -----------------
                                -----------------  -----------------
LIABILITIES AND POLICYOWNERS'
  EQUITY:
------------------------------
Due to (from) Northwestern
  National Life Insurance
  Company for accrued
  mortality and expense risk:                $4                 $-
Policyowners' Equity:                     2,557              1,956
                                -----------------  -----------------
  Total Liabilities and
   Policyowners' Equity                  $2,561             $1,956
                                -----------------  -----------------
                                -----------------  -----------------
  Units Outstanding:                181,509.017        160,147.180
Net Asset Value per Unit:
  Select*Life I                      $14.548311                 $-
  Select*Life Series 2000            $13.834477         $12.215088

    The accompanying notes are an integral part of the financial statements.

                          SELECT*LIFE VARIABLE ACCOUNT
                 STATEMENT OF ASSETS AND LIABILITIES, Continued

                               December 31, 1995
                   (In Thousands, Except Share and Unit Data)

                                                                   PUTNAM'S PCM
                                 PUTNAM'S PCM     PUTNAM'S PCM       UTILITIES
                                  DIVERSIFIED      GROWTH AND         GROWTH        PUTNAM'S PCM
                                    INCOME           INCOME         AND INCOME         VOYAGER
ASSETS:                              FUND             FUND             FUND             FUND
------------------------------  ---------------  ---------------  ---------------  ---------------
Investments in mutual funds at
  market value:
NORTHWESTERN'S:
  Select Capital Growth Fund,
   Inc.
   0 shares (cost $-)
  Select Managed Fund, Inc.
   0 shares (cost $-)
FIDELITY'S VIPF AND VIPF II:
  Money Market Portfolio
   5,706,539 shares (cost
   $5,707)
  High Income Portfolio
   878,558 shares (cost
   $9,623)
  Equity-Income Portfolio
   2,198,284 shares (cost
   $31,597)
  Growth Portfolio
   1,896,779 shares (cost
   $40,243)
  Overseas Portfolio
   988,644 shares (cost
   $15,239)
  Asset Manager Portfolio
   1,460,592 shares (cost
   $20,850)
  Investment Grade Bond
   Portfolio
   222,308 shares (cost
   $2,561)
  Index 500 Portfolio
   33,823 shares (cost $2,167)
  Contrafund Portfolio
   141,923 shares (cost
   $1,927)
PUTNAM'S PCM:
  Diversified Income Fund
   73,078 shares (cost $744)              $806
  Growth and Income Fund
   179,987 shares (cost
   $3,335)                                               $3,864
  Utilities Growth and Income
   Fund
   76,470 shares (cost $861)                                              $1,015
  Voyager Fund
   367,618 shares (cost
   $9,195)                                                                                $11,212
  Asia Pacific Growth Fund
   29,431 shares (cost $293)
  New Opportunities Fund
   94,932 shares (cost $1,364)
NORTHSTAR'S:
  Income and Growth Fund
   9,357 shares (cost $106)
  Multi-Sector Bond Fund
   22,244 shares (cost $114)
                                ---------------  ---------------  ---------------  ---------------
  Total Assets                            $806           $3,864           $1,015          $11,212
                                ---------------  ---------------  ---------------  ---------------
                                ---------------  ---------------  ---------------  ---------------
LIABILITIES AND POLICYOWNERS'
  EQUITY:
------------------------------
Due to (from) Northwestern
  National Life Insurance
  Company for accrued
  mortality and expense risks:              $-               $-               $-               $2
Policyowners' Equity:                      806            3,864            1,015           11,210
                                ---------------  ---------------  ---------------  ---------------
  Total Liabilities and
   Policyowners' Equity                   $806           $3,864           $1,015          $11,212
                                ---------------  ---------------  ---------------  ---------------
                                ---------------  ---------------  ---------------  ---------------
  Units Outstanding:                70,401.445      282,045.753       81,748.531      781,013.273
Net Asset Value per Unit:
  Select*Life I                     $11.671211       $13.783753       $12.696559       $14.653218
  Select*Life Series 2000           $11.375328       $13.687901       $12.342637       $14.315742

    The accompanying notes are an integral part of the financial statements.

                                 PUTNAM'S PCM     PUTNAM'S PCM    NORTHSTAR'S
                                 ASIA PACIFIC          NEW           INCOME        NORTHSTAR'S
                                    GROWTH        OPPORTUNITIES    AND GROWTH   MULTI-SECTOR BOND
                                     FUND             FUND            FUND             FUND              TOTAL
                                ---------------  ---------------  ------------  ------------------  ---------------
Investments in mutual funds at
  market value:
NORTHWESTERN'S:
  Select Capital Growth Fund,
   Inc.
   0 shares (cost $-)                                                                                            $-
  Select Managed Fund, Inc.
   0 shares (cost $-)                                                                                             -
FIDELITY'S VIPF AND VIPF II:
  Money Market Portfolio
   5,706,539 shares (cost
   $5,707)                                                                                                    5,707
  High Income Portfolio
   878,558 shares (cost
   $9,623)                                                                                                   10,587
  Equity-Income Portfolio
   2,198,284 shares (cost
   $31,597)                                                                                                  42,361
  Growth Portfolio
   1,896,779 shares (cost
   $40,243)                                                                                                  55,386
  Overseas Portfolio
   988,644 shares (cost
   $15,239)                                                                                                  16,856
  Asset Manager Portfolio
   1,460,592 shares (cost
   $20,850)                                                                                                  23,063
  Investment Grade Bond
   Portfolio
   222,308 shares (cost
   $2,561)                                                                                                    2,774
  Index 500 Portfolio
   33,823 shares (cost $2,167)                                                                                2,561
  Contrafund Portfolio
   141,923 shares (cost
   $1,927)                                                                                                    1,956
PUTNAM'S PCM:
  Diversified Income Fund
   73,078 shares (cost $744)                                                                                    806
  Growth and Income Fund
   179,987 shares (cost
   $3,335)                                                                                                    3,864
  Utilities Growth and Income
   Fund
   76,470 shares (cost $861)                                                                                  1,015
  Voyager Fund
   367,618 shares (cost
   $9,195)                                                                                                   11,212
  Asia Pacific Growth Fund
   29,431 shares (cost $293)              $301                                                                  301
  New Opportunities Fund
   94,932 shares (cost $1,364)                           $1,484                                               1,484
NORTHSTAR'S:
  Income and Growth Fund
   9,357 shares (cost $106)                                               $107                                  107
  Multi-Sector Bond Fund
   22,244 shares (cost $114)                                                                $114                114
                                ---------------  ---------------  ------------  ------------------  ---------------
  Total Assets                            $301           $1,484           $107              $114           $180,154
                                ---------------  ---------------  ------------  ------------------  ---------------
                                ---------------  ---------------  ------------  ------------------  ---------------
LIABILITIES AND POLICYOWNERS'
  EQUITY:
------------------------------
Due to (from) Northwestern
  National Life Insurance
  Company for accrued
  mortality and expense risks:              $-              $(1)            $-                $-                $97
Policyowners' Equity:                      301            1,485            107               114            180,057
                                ---------------  ---------------  ------------  ------------------  ---------------
  Total Liabilities and
   Policyowners' Equity                   $301           $1,484           $107              $114           $180,154
                                ---------------  ---------------  ------------  ------------------  ---------------
                                ---------------  ---------------  ------------  ------------------  ---------------
  Units Outstanding:                29,436.771      110,223.166      8,746.326         9,904.096     10,541,629.343
Net Asset Value per Unit:
  Select*Life I                             $-               $-             $-                $-
  Select*Life Series 2000           $10.230000       $13.474132     $12.188280        $11.545303

    The accompanying notes are an integral part of the financial statements.

                          SELECT*LIFE VARIABLE ACCOUNT
                      STATEMENT OF OPERATIONS AND CHANGES
                            IN POLICYOWNERS' EQUITY
                                 (In Thousands)

                                                                                    YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                                       1995           1994           1993
                                                                                   -------------  -------------  -------------
Net investment income:
  Reinvested dividend income.....................................................       $2,259         $1,454         $1,145
  Reinvested capital gains.......................................................        1,456          2,880            417
  Mortality and expense risk charge..............................................       (1,186)          (692)          (421)
                                                                                   -------------  -------------  -------------
    Net investment income and capital gains......................................        2,529          3,642          1,141
                                                                                   -------------  -------------  -------------
Realized and unrealized gains:
  Net realized gains on redemptions of fund shares...............................        1,345            896            372
  Increase (decrease) in unrealized appreciation of investments..................       27,857         (4,458)         6,621
                                                                                   -------------  -------------  -------------
    Net realized and unrealized gains (losses)...................................       29,202         (3,562)         6,993
                                                                                   -------------  -------------  -------------
      Additions from operations..................................................       31,731             80          8,134
                                                                                   -------------  -------------  -------------
Policyowner transactions:
  Net premium payments...........................................................       66,506         49,268         27,248
  Transfers (to) from Fixed Accounts.............................................         (401)           (35)            48
  Policy loans...................................................................       (1,582)          (781)          (596)
  Loan collateral interest crediting.............................................          101             69             45
  Surrenders.....................................................................       (3,576)        (2,080)        (1,351)
  Death benefits.................................................................         (220)           (87)           (42)
  Cost of insurance charges......................................................      (12,860)        (8,762)        (5,120)
  Death benefit guarantee charges................................................         (488)          (531)          (402)
  Monthly expense charges........................................................       (1,831)        (1,057)          (583)
                                                                                   -------------  -------------  -------------
    Additions for policyowner transactions.......................................       45,649         36,004         19,247
                                                                                   -------------  -------------  -------------
      Net additions for the year.................................................       77,380         36,084         27,381
Policyowners' Equity, beginning of the year......................................      102,677         66,593         39,212
                                                                                   -------------  -------------  -------------
Policyowners' Equity, end of the year............................................     $180,057       $102,677        $66,593
                                                                                   -------------  -------------  -------------
                                                                                   -------------  -------------  -------------

    The accompanying notes are an integral part of the financial statements.

                          SELECT*LIFE VARIABLE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
  ORGANIZATION AND CONTRACTS:
  NWNL Select*Life Variable Account (the "Account") is a separate account of Northwestern National Life Insurance Company ("NWNL" or "Northwestern"), a wholly owned subsidiary of ReliaStar Financial Corp (formerly The NWNL Companies, Inc.). The Account is registered as a unit investment trust under the Investment Company Act of 1940.

  Payments received under the contracts are allocated to Sub-Accounts of the Account, each of which invested in one of the Funds listed below during the year (see note 4):

FIDELITY'S VIPF AND VIPF II:                PUTNAM'S PCM:                               NORTHSTAR FUNDS:
------------------------------------------  ------------------------------------------  ------------------------------------------
Money Market Portfolio                      Diversified Income Fund                     Income and Growth Fund
High Income Portfolio                       Growth and Income Fund                      Multi-Sector Bond Fund
Equity-Income Portfolio                     Utilities Growth and Income Fund
Growth Portfolio                            Voyager Fund
Overseas Portfolio                          Asia Pacific Growth Fund
Asset Manager Portfolio                     New Opportunities Fund
Investment Grade Bond Portfolio
Index 500 Portfolio
Contrafund Portfolio

  Northstar Investment Management Corporation, an affiliate of NWNL, is the investment adviser for the two Northstar Funds and is paid fees for its services by the Northstar Funds. Fidelity Management & Research Company is the investment adviser for Fidelity's VIPF and VIPF II and is paid for its services by the VIPF and VIPF II Portfolios. Putnam Investment Management, Inc. is the investment adviser for the PCM Funds and is paid fees for its services by the PCM Funds. On May 3, 1993, NWNL added the Sub-Account investing in the VIPF II Index 500 Portfolio. On January 1, 1994, Sub-Accounts investing in PCM's Diversified Income Fund, Growth and Income Fund, Utilities Growth and Income Fund and Voyager Fund were made available through the Select*Life Series 2000 policies and on May 2, 1994, Sub-Accounts investing in these PCM Funds were made available to Select*Life I policies. On December 30, 1994, Sub-Accounts investing in the Northstar Funds were made available to Select*Life Series 2000 policies. On April 30, 1995 Sub-Accounts investing in the VIPF II Contrafund Portfolio, the PCM Asia Pacific Growth Fund and the PCM New Opportunities Fund were made available to Select*Life Series 2000 policies.

  SECURITIES VALUATION AND TRANSACTIONS:
  The market value of investments in the Sub-Accounts is based on the closing net asset values of the Fund shares held at the end of the period. Investment transactions are accounted for on the trade date (date the order to purchase or redeem is executed) and dividend income and capital distributions is recorded on the ex-dividend date. Net realized gains and losses on redemptions of shares of the Funds are determined on the basis of specific identification of Fund's share costs. Net investment income and realized and unrealized gain
  (loss) on investments of each Sub-Account are allocated to the Policies on each valuation date based on each policy's pro-rata share of the net assets of each Sub-Account as of the beginning of the valuation period.

2. FEDERAL INCOME TAXES:
  Under current tax law, the income, gains and losses from the separate account investments are not taxable to either the Account or NWNL.

3. POLICY CHARGES:
  Certain charges are made by NWNL to Policyowners' Variable Accumulation Values in the Account in accordance with the terms of the Policies. These charges may include: Cost of Insurance, computed as set forth in the Policies; a Monthly Expense Charge as set forth in the Policies: Death Benefit Guarantee Charge; Optional Insurance benefit charges based upon the policy terms for optional benefits; and Surrender Charges and Sales Charge Refunds, as set forth in the Policies.

  NWNL assumes mortality and expense risks and, to cover these risks, deducts charges in accordance with the terms of the policies from the assets of the Account to compensate for these expenses and risks.

4. NORTHWESTERN'S SELECT FUNDS:
  On May 1, 1995, Select Capital Growth Fund, Inc. ("SCG") and Select Managed Fund, Inc. ("SMF") were liquidated, and Policy Owners' values in the Sub-Accounts investing in SCG and SMF were transferred to the Sub-Accounts investing in shares of the VIPF Growth Portfolio and VIPF II Asset Manager Portfolio, respectively.

                          SELECT*LIFE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

5. INVESTMENTS:
   The net realized gains (losses) on redemptions of fund shares during the years ended December 31, 1995, 1994 and 1993 were as follows, (in thousands):

                                                                                                    SELECT
                                                                                                CAPITAL GROWTH
                                                        TOTAL                                     FUND, INC.
                                     -------------------------------------------  -------------------------------------------
                                      Year ended     Year ended     Year ended     Year ended     Year ended     Year ended
                                       Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,
                                         1995           1994           1993           1995           1994           1993
                                     -------------  -------------  -------------  -------------  -------------  -------------
Proceeds from redemptions..........        $18,128         $7,424         $3,665         $2,470           $347           $389
Cost...............................         16,783          6,528          3,293          2,608            385            413
                                     -------------  -------------  -------------  -------------  -------------  -------------
Net realized gains (losses) on
  redemptions of fund shares.......         $1,345           $896           $372          $(138)          $(38)          $(24)
                                     -------------  -------------  -------------  -------------  -------------  -------------
                                     -------------  -------------  -------------  -------------  -------------  -------------

                                                   FIDELITY'S VIPF                              FIDELITY'S VIPF
                                                     HIGH INCOME                                 EQUITY-INCOME
                                                      PORTFOLIO                                    PORTFOLIO
                                     -------------------------------------------  -------------------------------------------
                                      Year ended     Year ended     Year ended     Year ended     Year ended     Year ended
                                       Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,
                                         1995           1994           1993           1995           1994           1993
                                     -------------  -------------  -------------  -------------  -------------  -------------
Proceeds from redemptions..........         $1,149           $551           $453         $1,111         $1,079           $247
Cost...............................            947            407            343            821            877            194
                                     -------------  -------------  -------------  -------------  -------------  -------------
Net realized gains (losses) on
  redemptions of fund shares.......           $202           $144           $110           $290           $202            $53
                                     -------------  -------------  -------------  -------------  -------------  -------------
                                     -------------  -------------  -------------  -------------  -------------  -------------

                                                 FIDELITY'S VIPF II                           FIDELITY'S VIPF II
                                                    ASSET MANAGER                              INVESTMENT GRADE
                                                      PORTFOLIO                                 BOND PORTFOLIO
                                     -------------------------------------------  -------------------------------------------
                                      Year ended     Year ended     Year ended     Year ended     Year ended     Year ended
                                       Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,
                                         1995           1994           1993           1995           1994           1993
                                     -------------  -------------  -------------  -------------  -------------  -------------
Proceeds from redemptions..........         $2,494           $941           $107           $329           $247           $104
Cost...............................          2,326            839             91            327            254             95
                                     -------------  -------------  -------------  -------------  -------------  -------------
Net realized gains (losses) on
  redemptions of fund shares.......           $168           $102            $16             $2            $(7)            $9
                                     -------------  -------------  -------------  -------------  -------------  -------------
                                     -------------  -------------  -------------  -------------  -------------  -------------

                          SELECT*LIFE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                       SELECT                                   FIDELITY'S VIPF
                                                       MANAGED                                   MONEY MARKET
                                                     FUND, INC.                                    PORTFOLIO
                                     -------------------------------------------  -------------------------------------------
                                      Year ended     Year ended     Year ended     Year ended     Year ended     Year ended
                                       Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,
                                         1995           1994           1993           1995           1994           1993
                                     -------------  -------------  -------------  -------------  -------------  -------------
Proceeds from redemptions..........         $4,660           $820           $951         $2,499         $1,572           $850
Cost...............................          4,677            741            857          2,499           1572            850
                                     -------------  -------------  -------------  -------------  -------------  -------------
Net realized gains (losses) on
  redemptions of fund shares.......           $(17)           $79            $94             $-             $-             $-
                                     -------------  -------------  -------------  -------------  -------------  -------------
                                     -------------  -------------  -------------  -------------  -------------  -------------

                                                   FIDELITY'S VIPF                              FIDELITY'S VIPF
                                                       GROWTH                                      OVERSEAS
                                                      PORTFOLIO                                    PORTFOLIO
                                     -------------------------------------------  -------------------------------------------
                                      Year ended     Year ended     Year ended     Year ended     Year ended     Year ended
                                       Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,
                                         1995           1994           1993           1995           1994           1993
                                     -------------  -------------  -------------  -------------  -------------  -------------
Proceeds from redemptions..........           $967         $1,007           $329         $1,486           $729           $193
Cost...............................            538            717            214          1,219            606            195
                                     -------------  -------------  -------------  -------------  -------------  -------------
Net realized gains (losses) on
  redemptions of fund shares.......           $429           $290           $115           $267           $123            $(2)
                                     -------------  -------------  -------------  -------------  -------------  -------------
                                     -------------  -------------  -------------  -------------  -------------  -------------

                                                 FIDELITY'S VIPF II                           FIDELITY'S VIPF II
                                                      INDEX 500                                   CONTRAFUND
                                                      PORTFOLIO                                    PORTFOLIO
                                     -------------------------------------------  -------------------------------------------
                                      Year ended     Year ended     Year ended     Year ended     Year ended     Year ended
                                       Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,
                                         1995           1994           1993           1995           1994           1993
                                     -------------  -------------  -------------  -------------  -------------  -------------
Proceeds from redemptions..........           $208            $53            $42            $92             $-             $-
Cost...............................            168             53             41             79              -              -
                                     -------------  -------------  -------------  -------------  -------------  -------------
Net realized gains (losses) on
  redemptions of fund shares.......            $40             $-             $1            $13             $-             $-
                                     -------------  -------------  -------------  -------------  -------------  -------------
                                     -------------  -------------  -------------  -------------  -------------  -------------

                          SELECT*LIFE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

5. INVESTMENTS (CONTINUED):
   The net realized gains (losses) on redemptions of fund shares during the years ended December 31, 1995, 1994 and 1993 were as follows, (in thousands):

                                                    PUTNAM'S PCM                                 PUTNAM'S PCM
                                                 DIVERSIFIED INCOME                            GROWTH AND INCOME
                                                        FUND                                         FUND
                                     -------------------------------------------  -------------------------------------------
                                      Year ended     Year ended     Year ended     Year ended     Year ended     Year ended
                                       Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,
                                         1995           1994           1993           1995           1994           1993
                                     -------------  -------------  -------------  -------------  -------------  -------------
Proceeds from redemptions..........            $40             $9             $-           $102             $7             $-
Cost...............................             38              9              -             85              7              -
                                     -------------  -------------  -------------  -------------  -------------  -------------
Net realized gains (losses) on
  redemptions of fund shares.......             $2             $-             $-            $17             $-             $-
                                     -------------  -------------  -------------  -------------  -------------  -------------
                                     -------------  -------------  -------------  -------------  -------------  -------------

                                                    PUTNAM'S PCM                                 PUTNAM'S PCM
                                                    ASIA PACIFIC                               NEW OPPORTUNITIES
                                                     GROWTH FUND                                     FUND
                                     -------------------------------------------  -------------------------------------------
                                      Year ended     Year ended     Year ended     Year ended     Year ended     Year ended
                                       Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,
                                         1995           1994           1993           1995           1994           1993
                                     -------------  -------------  -------------  -------------  -------------  -------------
Proceeds from redemptions..........            $23             $-             $-           $113             $-             $-
Cost...............................             23              -              -             91              -              -
                                     -------------  -------------  -------------  -------------  -------------  -------------
Net realized gains (losses) on
  redemptions of fund shares.......             $-             $-             $-            $22             $-             $-
                                     -------------  -------------  -------------  -------------  -------------  -------------
                                     -------------  -------------  -------------  -------------  -------------  -------------

                          SELECT*LIFE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                    PUTNAM'S PCM                                 PUTNAM'S PCM
                                             UTILITIES GROWTH AND INCOME                            VOYAGER
                                                        FUND                                         FUND
                                     -------------------------------------------  -------------------------------------------
                                      Year ended     Year ended     Year ended     Year ended     Year ended     Year ended
                                       Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,
                                         1995           1994           1993           1995           1994           1993
                                     -------------  -------------  -------------  -------------  -------------  -------------
Proceeds from redemptions..........           $184            $49             $-           $154            $13             $-
Cost...............................            164             48              -            126             13              -
                                     -------------  -------------  -------------  -------------  -------------  -------------
Net realized gains (losses) on
  redemptions of fund shares.......            $20             $1             $-            $28             $-             $-
                                     -------------  -------------  -------------  -------------  -------------  -------------
                                     -------------  -------------  -------------  -------------  -------------  -------------

                                                     NORTHSTAR'S                                  NORTHSTAR'S
                                                  INCOME AND GROWTH                            MULTI-SECTOR BOND
                                                        FUND                                         FUND
                                     -------------------------------------------  -------------------------------------------
                                      Year ended     Year ended     Year ended     Year ended     Year ended     Year ended
                                       Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,
                                         1995           1994           1993           1995           1994           1993
                                     -------------  -------------  -------------  -------------  -------------  -------------
Proceeds from redemptions..........             $3             $-             $-            $44             $-             $-
Cost...............................              3              -              -             44              -              -
                                     -------------  -------------  -------------  -------------  -------------  -------------
Net realized gains (losses) on
  redemptions of fund shares.......             $-             $-             $-             $-             $-             $-
                                     -------------  -------------  -------------  -------------  -------------  -------------
                                     -------------  -------------  -------------  -------------  -------------  -------------

                          SELECT*LIFE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

6. POLICYOWNERS' TRANSACTIONS:
   Unit transactions in each Sub-Account for the years ended December 31, 1995, 1994 and 1993 were as follows:

                                                       SELECT
                                                       CAPITAL                                      SELECT
                                                       GROWTH                                       MANAGED
                                                     FUND, INC.                                   FUND, INC.
                                     -------------------------------------------  -------------------------------------------
                                      Year ended     Year ended     Year ended     Year ended     Year ended     Year ended
                                       Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,
                                         1995           1994           1993           1995           1994           1993
                                     -------------  -------------  -------------  -------------  -------------  -------------
Units outstanding,
  beginning of year................    157,399.779    162,138.780    167,471.597    286,168.977    311,725.041    330,827.372
Units purchased....................      9,126.623     27,211.524     35,065.805     12,895.412     43,556.351     66,936.131
Units redeemed.....................     (7,913.917)   (21,989.106)   (24,409.857)   (10,403.233)   (46,804.601)   (43,441.272)
Units transferred between
  Sub-Accounts and/or
  Fixed Account....................   (158,612.485)    (9,961.419)   (15,988.765)  (288,661.156)   (22,307.814)   (42,597.190)
                                     -------------  -------------  -------------  -------------  -------------  -------------
Units outstanding,
  end of year......................              -    157,399.779    162,138.780              -    286,168.977    311,725.041
                                     -------------  -------------  -------------  -------------  -------------  -------------
                                     -------------  -------------  -------------  -------------  -------------  -------------

                                                   FIDELITY'S VIPF                              FIDELITY'S VIPF
                                                       GROWTH                                      OVERSEAS
                                                      PORTFOLIO                                    PORTFOLIO
                                     -------------------------------------------  -------------------------------------------
                                      Year ended     Year ended     Year ended     Year ended     Year ended     Year ended
                                       Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,
                                         1995           1994           1993           1995           1994           1993
                                     -------------  -------------  -------------  -------------  -------------  -------------
Units outstanding,
  beginning of year................  1,761,649.810  1,096,817.909    753,498.577    900,424.038    379,052.212    211,691.220
Units purchased....................  1,030,790.587    953,158.878    496,602.667    617,148.362    556,399.917    175,560.984
Units redeemed.....................   (342,106.549)  (244,337.361)  (162,473.724)  (177,939.623)  (111,750.664)   (44,967.546)
Units transferred between
  Sub-Accounts and/or
  Fixed Account....................    171,955.909    (43,989.616)     9,190.389   (109,704.447)    76,722.573     36,767.554
                                     -------------  -------------  -------------  -------------  -------------  -------------
Units outstanding,
  end of year......................  2,622,289.757  1,761,649.810  1,096,817.909  1,229,928.330    900,424.038    379,052.212
                                     -------------  -------------  -------------  -------------  -------------  -------------
                                     -------------  -------------  -------------  -------------  -------------  -------------

                          SELECT*LIFE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   FIDELITY'S VIPF                              FIDELITY'S VIPF
                                                    MONEY MARKET                                  HIGH INCOME
                                                      PORTFOLIO                                    PORTFOLIO
                                     -------------------------------------------  -------------------------------------------
                                      Year ended     Year ended     Year ended     Year ended     Year ended     Year ended
                                       Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,
                                         1995           1994           1993           1995           1994           1993
                                     -------------  -------------  -------------  -------------  -------------  -------------
Units outstanding,
  beginning of year................    240,089.964    156,045.604    152,805.620    397,251.963    254,797.519    161,227.749
Units purchased....................    409,244.895    165,487.964     69,682.856    262,813.321    211,773.478    130,562.696
Units redeemed.....................    (51,202.041)   (28,807.773)   (20,926.325)   (82,813.141)   (56,358.865)   (33,540.569)
Units transferred between
  Sub-Accounts and/or
  Fixed Account....................   (143,616.151)   (52,635.831)   (45,516.547)      (169.020)   (12,960.169)    (3,452.357)
                                     -------------  -------------  -------------  -------------  -------------  -------------
Units outstanding,
  end of year......................    454,516.667    240,089.964    156,045.604    577,083.123    397,251.963    254,797.519
                                     -------------  -------------  -------------  -------------  -------------  -------------
                                     -------------  -------------  -------------  -------------  -------------  -------------

                                                   FIDELITY'S VIPF
                                                    EQUITY-INCOME
                                                      PORTFOLIO
                                     -------------------------------------------
                                      Year ended     Year ended     Year ended
                                       Dec. 31,       Dec. 31,       Dec. 31,
                                         1995           1994           1993
                                     -------------  -------------  -------------
Units outstanding,
  beginning of year................  1,463,010.155  1,055,644.747    771,398.437
Units purchased....................    749,089.473    601,244.662    401,078.064
Units redeemed.....................   (256,323.181)  (192,736.128)  (135,688.853)
Units transferred between
  Sub-Accounts and/or
  Fixed Account....................     67,936.583     (1,143.126)    18,857.099
                                     -------------  -------------  -------------
Units outstanding,
  end of year......................  2,023,713.030  1,463,010.155  1,055,644.747
                                     -------------  -------------  -------------
                                     -------------  -------------  -------------

                                                  FIDELITY'S VIPF II                             FIDELITY'S VIPF II
                                                     ASSET MANAGER                                INVESTMENT GRADE
                                                       PORTFOLIO                                   BOND PORTFOLIO
                                    -----------------------------------------------  ------------------------------------------
                                      Year ended       Year ended      Year ended     Year ended     Year ended     Year ended
                                       Dec. 31,         Dec. 31,        Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,
                                         1995             1994            1993           1995           1994           1993
                                    ---------------  ---------------  -------------  -------------  -------------  ------------
Units outstanding,
  beginning of year................  1,132,373.018      397,491.821     97,757.370    153,890.893     73,061.118    24,463.839
Units purchased....................    711,584.303      860,156.216    298,692.189     89,695.793     93,970.791    52,917.549
Units redeemed.....................   (245,931.324)    (135,570.699)   (44,480.151)   (25,144.781)   (15,634.489)   (7,850.519)
Units transferred between
  Sub-Accounts and/or
  Fixed Account....................    106,125.257       10,295.680     45,522.413     (3,670.281)     2,493.473     3,530.249
                                    ---------------  ---------------  -------------  -------------  -------------  ------------
Units outstanding,
  end of year......................  1,704,151.254    1,132,373.018    397,491.821    214,771.624    153,890.893    73,061.118
                                    ---------------  ---------------  -------------  -------------  -------------  ------------
                                    ---------------  ---------------  -------------  -------------  -------------  ------------

                                                FIDELITY'S VIPF II
                                                     INDEX 500
                                                     PORTFOLIO
                                     -----------------------------------------
                                      Year ended     Year ended    Year ended
                                       Dec. 31,       Dec. 31,      Dec. 31,
                                         1995           1994          1993
                                     -------------  ------------  ------------
Units outstanding,
  beginning of year................    70,686.713    23,356.992             -
Units purchased....................   108,548.505    53,563.087    22,259.709
Units redeemed.....................   (20,962.032)   (8,321.224)   (1,097.320)
Units transferred between
  Sub-Accounts and/or
  Fixed Account....................    23,235.831     2,087.858     2,194.603
                                     -------------  ------------  ------------
Units outstanding,
  end of year......................   181,509.017    70,686.713    23,356.992
                                     -------------  ------------  ------------
                                     -------------  ------------  ------------

                          SELECT*LIFE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

6. POLICYOWNERS' TRANSACTIONS (CONTINUED):
   Unit transactions in each Sub-Account for the years ended December 31, 1995, 1994 and 1993 were as follows:

                                                 FIDELITY'S VIPF II                              PUTNAM'S PCM
                                                     CONTRAFUND                               DIVERSIFIED INCOME
                                                      PORTFOLIO                                      FUND
                                     -------------------------------------------  -------------------------------------------
                                      Year ended     Year ended     Year ended     Year ended     Year ended     Year ended
                                       Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,
                                         1995           1994           1993           1995           1994           1993
                                     -------------  -------------  -------------  -------------  -------------  -------------
Units outstanding,
  beginning of year................              -              -              -     25,076.593              -              -
Units purchased....................    131,616.362              -              -     37,489.819     18,122.626              -
Units reedeemed....................    (12,028.370)             -              -     (7,437.939)    (1,598.271)             -
Units transferred between
  Sub-Accounts and/or
  Fixed Account....................     40,559.188              -              -     15,272.972      8,552.238              -
                                     -------------  -------------  -------------  -------------  -------------  -------------
Units outstanding,
  end of year......................    160,147.180              -              -     70,401.445     25,076.593              -
                                     -------------  -------------  -------------  -------------  -------------  -------------
                                     -------------  -------------  -------------  -------------  -------------  -------------

                                                    PUTNAM'S PCM                                 PUTNAM'S PCM
                                                 ASIA PACIFIC GROWTH                           NEW OPPORTUNITIES
                                                        FUND                                         FUND
                                     -------------------------------------------  -------------------------------------------
                                      Year ended     Year ended     Year ended     Year ended     Year ended     Year ended
                                       Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,
                                         1995           1994           1993           1995           1994           1993
                                     -------------  -------------  -------------  -------------  -------------  -------------
Units outstanding,
  beginning of year................              -              -              -              -              -              -
Units purchased....................     25,202.823              -              -     86,605.419              -              -
Units redeemed.....................     (2,640.223)             -              -     (8,233.093)             -              -
Units transferred between
  Sub-Accounts and/or
  Fixed Account....................      6,874.171              -              -     31,850.840              -              -
                                     -------------  -------------  -------------  -------------  -------------  -------------
Units outstanding,
  end of year......................     29,436.771              -              -    110,223.166              -              -
                                     -------------  -------------  -------------  -------------  -------------  -------------
                                     -------------  -------------  -------------  -------------  -------------  -------------

                          SELECT*LIFE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                    PUTNAM'S PCM                                 PUTNAM'S PCM
                                                  GROWTH AND INCOME                          UTILITIES GROWTH AND
                                                        FUND                                      INCOME FUND
                                     -------------------------------------------  -------------------------------------------
                                      Year ended     Year ended     Year ended     Year ended     Year ended     Year ended
                                       Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,
                                         1995           1994           1993           1995           1994           1993
                                     -------------  -------------  -------------  -------------  -------------  -------------
Units outstanding,
  beginning of year................     64,421.965              -              -     46,807.467              -              -
Units purchased....................    209,131.345     61,265.475              -     47,951.821     30,500.830              -
Units reedeemed....................    (32,341.113)    (6,093.938)             -    (10,123.479)    (3,408.255)             -
Units transferred between
  Sub-Accounts and/or
  Fixed Account....................     40,833.556      9,250.428              -     (2,887.278)    19,714.892              -
                                     -------------  -------------  -------------  -------------  -------------  -------------
Units outstanding,
  end of year......................    282,045.753     64,421.965              -     81,748.531     46,807.467              -
                                     -------------  -------------  -------------  -------------  -------------  -------------
                                     -------------  -------------  -------------  -------------  -------------  -------------

                                                    PUTNAM'S PCM
                                                       VOYAGER
                                                        FUND
                                     -------------------------------------------
                                      Year ended     Year ended     Year ended
                                       Dec. 31,       Dec. 31,       Dec. 31,
                                         1995           1994           1993
                                     -------------  -------------  -------------
Units outstanding,
  beginning of year................    199,880.663              -              -
Units purchased....................    611,602.541    191,562.886              -
Units reedeemed....................   (101,392.794)   (18,498.061)             -
Units transferred between
  Sub-Accounts and/or
  Fixed Account....................     70,922.863     26,815.838              -
                                     -------------  -------------  -------------
Units outstanding,
  end of year......................    781,013.273    199,880.663              -
                                     -------------  -------------  -------------
                                     -------------  -------------  -------------

                                                     NORTHSTAR'S                                  NORTHSTAR'S
                                                  INCOME AND GROWTH                            MULTI-SECTOR BOND
                                                        FUND                                         FUND
                                     -------------------------------------------  -------------------------------------------
                                      Year ended     Year ended     Year ended     Year ended     Year ended     Year ended
                                       Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,
                                         1995           1994           1993           1995           1994           1993
                                     -------------  -------------  -------------  -------------  -------------  -------------
Units outstanding,
  beginning of year................              -              -              -              -              -              -
Units purchased....................      6,057.272              -              -      3,255.666              -              -
Units redeemed.....................       (537.367)             -              -       (424.093)             -              -
Units transferred between
  Sub-Accounts and/or
  Fixed Account....................      3,226.421              -              -      7,072.523              -              -
                                     -------------  -------------  -------------  -------------  -------------  -------------
Units outstanding,
  end of year......................      8,746.326              -              -      9,904.096              -              -
                                     -------------  -------------  -------------  -------------  -------------  -------------
                                     -------------  -------------  -------------  -------------  -------------  -------------

                          SELECT*LIFE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, Continued

7. COMBINING STATEMENT OF OPERATIONS AND CHANGES IN POLICYOWNERS' EQUITY:
   Operations and changes in Policyowners' equity for the year ended December 31, 1995 were as follows, (in thousands):

                                                                   FIDELITY'S  FIDELITY'S  FIDELITY'S
                                             SELECT                   VIPF        VIPF        VIPF     FIDELITY'S
                                            CAPITAL      SELECT      MONEY        HIGH      EQUITY-       VIPF
                                             GROWTH     MANAGED      MARKET      INCOME      INCOME      GROWTH
                                  TOTAL    FUND, INC.  FUND, INC.  PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO
                                ---------  ----------  ----------  ----------  ----------  ----------  ----------
Net investment income:
  Reinvested dividend
   income.....................     $2,259         $-          $-        $254        $514        $798        $172
  Reinvested capital gains....      1,456          -           -           -           -       1,292           -
  Mortality and expense risk
   charge.....................     (1,186)        (6)        (12)        (41)        (74)       (276)       (367)
                                ---------  ----------  ----------  ----------  ----------  ----------  ----------
      Net investment income
       (loss)
       and capital gains......      2,529         (6)        (12)        213         440       1,814        (195)
                                ---------  ----------  ----------  ----------  ----------  ----------  ----------
Realized and unrealized gains
  (losses):
  Net realized gains (losses)
   on redemptions of fund
   shares.....................      1,345       (138)        (17)          -         202         290         429
  Increase in unrealized
   appreciation on
   investments................     27,857        217         170           -         906       7,526      11,788
                                ---------  ----------  ----------  ----------  ----------  ----------  ----------
      Net realized and
       unrealized gains.......     29,202         79         153           -       1,108       7,816      12,217
                                ---------  ----------  ----------  ----------  ----------  ----------  ----------
        Net additions
         from operations......     31,731         73         141         213       1,548       9,630      12,022
                                ---------  ----------  ----------  ----------  ----------  ----------  ----------
Policyowner transactions:
  Net premium payments........     66,506        123         188       4,498       3,599      11,299      15,747
  Transfers (to) from Fixed
   Account....................       (401)    (2,420)     (4,589)     (1,606)         63       1,140       3,598
  Policy loans................     (1,582)        (5)        (21)        (28)       (105)       (592)       (541)
  Loan collateral interest
   crediting..................        101          2           5           5           6          26          34
  Surrenders..................     (3,576)       (45)        (25)        (99)       (217)       (893)     (1,219)
  Death benefits..............       (220)        (1)          -           -         (30)        (60)        (34)
  Cost of insurance charges...    (12,860)       (53)        (94)       (423)       (819)     (2,545)     (3,745)
  Death benefit guarantee
   charges....................       (488)        (3)         (5)        (10)        (36)       (120)       (179)
  Monthly expense charges.....     (1,831)        (7)        (13)        (37)        (99)       (336)       (536)
                                ---------  ----------  ----------  ----------  ----------  ----------  ----------
      Net additions
       (reductions) for
       policyowner
       transactions...........     45,649     (2,409)     (4,554)      2,300       2,362       7,919      13,125
                                ---------  ----------  ----------  ----------  ----------  ----------  ----------
        Net additions
         (reductions)
         for the year.........     77,380     (2,336)     (4,413)      2,513       3,910      17,549      25,147
Policyowners' Equity,
  beginning of the year.......    102,677      2,336       4,413       3,191       6,668      24,786      30,207
                                ---------  ----------  ----------  ----------  ----------  ----------  ----------
Policyowners' Equity,
  end of the year.............   $180,057         $-          $-      $5,704     $10,578     $42,335     $55,354
                                ---------  ----------  ----------  ----------  ----------  ----------  ----------
                                ---------  ----------  ----------  ----------  ----------  ----------  ----------

                          SELECT*LIFE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                        FIDELITY'S
                                            FIDELITY'S    VIPF II                              PUTNAM'S     PUTNAM'S
                                FIDELITY'S   VIPF II    INVESTMENT   FIDELITY'S  FIDELITY'S      PCM          PCM
                                   VIPF       ASSET        GRADE      VIPF II      VIPF II    DIVERSIFIED  GROWTH AND
                                 OVERSEAS    MANAGER       BOND      INDEX 500   CONTRAFUND     INCOME       INCOME
                                PORTFOLIO   PORTFOLIO    PORTFOLIO   PORTFOLIO    PORTFOLIO   PORTFOLIO    PORTFOLIO
                                ----------  ----------  -----------  ----------  -----------  ----------  ------------
Net investment income:
  Reinvested dividend
   income.....................        $48        $289          $65         $13           $8         $16           $32
  Reinvested capital gains....         49           -            -           2           16           -            18
  Mortality and expense risk
   charge.....................       (123)       (159)         (18)        (13)          (5)         (4)          (19)
                                ----------  ----------  -----------  ----------  -----------  ----------  ------------
      Net investment income
       (loss)
       and capital gains......        (26)        130           47           2           19          12            31
                                ----------  ----------  -----------  ----------  -----------  ----------  ------------
Realized and unrealized gains
  (losses):
  Net realized gains (losses)
   on redemptions of fund
   shares.....................        267         168            2          40           13           2            17
  Increase in unrealized
   appreciation on
   investments................      1,073       2,652          273         390           29          63           529
                                ----------  ----------  -----------  ----------  -----------  ----------  ------------
      Net realized and
       unrealized gains.......      1,340       2,820          275         430           42          65           546
                                ----------  ----------  -----------  ----------  -----------  ----------  ------------
        Net additions
         from operations......      1,314       2,950          322         432           61          77           577
                                ----------  ----------  -----------  ----------  -----------  ----------  ------------
Policyowner transactions:
  Net premium payments........      7,140       7,749          983       1,343        1,567         391         2,526
  Transfers (to) from Fixed
   Account....................     (1,410)      1,972          (36)        295          466         172           490
  Policy loans................       (132)       (126)          23          (3)          (2)         (4)          (10)
  Loan collateral interest
   crediting..................         10          13            -           -            -           -             -
  Surrenders..................       (357)       (535)         (53)        (24)          (1)         (4)          (13)
  Death benefits..............        (27)        (37)         (15)        (12)           -          (2)           (2)
  Cost of insurance charges...     (1,417)     (1,841)        (187)       (178)        (114)        (55)         (296)
  Death benefit guarantee
   charges....................        (55)        (65)          (7)         (3)           -           -            (1)
  Monthly expense charges.....       (205)       (242)         (22)        (30)         (21)         (9)          (53)
                                ----------  ----------  -----------  ----------  -----------  ----------  ------------
      Net additions
       (reductions) for
       policyowner
       transactions...........      3,547       6,888          686       1,388        1,895         489         2,641
                                ----------  ----------  -----------  ----------  -----------  ----------  ------------
        Net additions
         (reductions)
         for the year.........      4,861       9,838        1,008       1,820        1,956         566         3,218
Policyowners' Equity,
  beginning of the year.......     11,987      13,212        1,765         737            -         240           646
                                ----------  ----------  -----------  ----------  -----------  ----------  ------------
Policyowners' Equity,
  end of the year.............    $16,848     $23,050       $2,773      $2,557       $1,956        $806        $3,864
                                ----------  ----------  -----------  ----------  -----------  ----------  ------------
                                ----------  ----------  -----------  ----------  -----------  ----------  ------------

                          SELECT*LIFE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

7. COMBINING STATEMENT OF OPERATIONS AND CHANGES IN POLICYOWNERS' EQUITY (CONTINUED):
   Operations and changes in Policyowners' equity for the year ended December 31, 1995 were as follows, (in thousands):

                                                                              PUTNAM'S
                                                  PUTNAM'S                       PCM        PUTNAM'S
                                                    PCM          PUTNAM'S       ASIA           PCM       NORTHSTAR'S  NORTHSTAR'S
                                              UTILITIES GROWTH      PCM        PACIFIC         NEW       INCOME AND   MULTI-SECTOR
                                                 AND INCOME       VOYAGER      GROWTH     OPPORTUNITIES    GROWTH         BOND
                                                    FUND           FUND         FUND          FUND          FUND          FUND
                                              ----------------  -----------  -----------  -------------  -----------  ------------
Net investment income:
  Reinvested dividend income................     $       32      $      10    $       -     $       -     $       2    $        6
  Reinvested capital gains..................              -             77            -             -             2             -
  Mortality and expense risk charge.........             (7)           (56)          (1)           (4)            -            (1)
                                                   --------     -----------  -----------  -------------  -----------  ------------
      Net investment income
       (loss) and capital gains.............             25             31           (1)           (4)            4             5
                                                   --------     -----------  -----------  -------------  -----------  ------------
Realized and unrealized gains:
  Net realized gains on
   redemptions of fund shares...............             20             28            -            22             -             -
  Increase in unrealized
   appreciation on investments..............            161          1,951            8           120             1             -
                                                   --------     -----------  -----------  -------------  -----------  ------------
      Net realized and
       unrealized gains.....................            181          1,979            8           142             1             -
                                                   --------     -----------  -----------  -------------  -----------  ------------
        Net additions
         from operations....................            206          2,010            7           138             5             5
                                                   --------     -----------  -----------  -------------  -----------  ------------
Policyowner transactions:
  Net premium payments......................            505          7,418          251         1,072            71            36
  Transfers (to) from Fixed Account.........            (40)           947           68           375            37            77
  Policy loans..............................             (1)           (31)           -            (4)            -             -
  Loan collateral interest crediting........              -              -            -             -             -             -
  Surrenders................................             (9)           (81)           -            (1)            -             -
  Death benefits............................              -              -            -             -             -             -
  Cost of insurance charges.................            (80)          (902)         (22)          (80)           (5)           (4)
  Death benefit guarantee charges...........             (1)            (3)           -             -             -             -
  Monthly expense charges...................            (13)          (189)          (3)          (15)           (1)            -
                                                   --------     -----------  -----------  -------------  -----------  ------------
      Net additions for
       policyowner transactions.............            361          7,159          294         1,347           102           109
                                                   --------     -----------  -----------  -------------  -----------  ------------
        Net additions
         for the year.......................            567          9,169          301         1,485           107           114

Policyowners' Equity,
 beginning of the year......................            448          2,041            -             -             -             -
                                                   --------     -----------  -----------  -------------  -----------  ------------
Policyowners' Equity,
 end of the year............................     $    1,015      $  11,210    $     301     $   1,485     $     107    $      114
                                                   --------     -----------  -----------  -------------  -----------  ------------
                                                   --------     -----------  -----------  -------------  -----------  ------------

                                     xviii

                  NWNL'S SELECT*LIFE VARIABLE ACCOUNT
                  20 WASHINGTON AVENUE SOUTH
                  MINNEAPOLIS, MINNESOTA 55401
         [LOGO]   (612) 372-5507

38502i
(Select*Life)